Financial Risk Management - Summary of Detail of Net Debt (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	R$ 102,569	R$ 83,449	R$ 3,896	R$ 11,713
Financial instruments at fair value through profit or loss	1,372,926	8,253
Trade payables	(831)	(1,039)
Labor and social security obligations	(106,299)	(40,724)
Accounts payable	(10,677)	(125,828)
Lease liabilities	(85,544)	(106,199)
Net debt	R$ 1,272,144	R$ (182,088)